                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01228

                       Van Kampen Growth and Income Fund
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             1221 Avenue of the Americas, New York, New York 10020
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                 Ronald Robison
             1221 Avenue of the Americas, New York, New York 10020
-------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 11/30

Date of reporting period: 2/28/07

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS | FEBRUARY 28, 2007 (UNAUDITED)

                                                                   NUMBER OF
  DESCRIPTION                                                       SHARES            VALUE
  --------------------------------------------------              -----------    --------------
  COMMON STOCKS   94.9%
  AEROSPACE & DEFENSE   1.7%
  Northrop Grumman Corp. ...........................                 712,400     $   51,185,940
  Raytheon Co. .....................................               2,418,200        129,494,610
                                                                                 --------------
                                                                                    180,680,550
                                                                                 --------------
  AUTOMOBILE MANUFACTURERS   1.3%
  Ford Motor Co. ...................................               6,548,900         51,867,288
  Honda Motor Co., Ltd. - ADR (Japan) ..............               2,144,300         79,617,859
                                                                                 --------------
                                                                                    131,485,147
                                                                                 --------------
  BIOTECHNOLOGY   0.4%
  Applera Corp. - Applied Biosystems Group .........               1,402,500         43,309,200
                                                                                 --------------

  BROADCASTING & CABLE TV   1.2%
  Clear Channel Communications, Inc. ...............               1,457,784         52,742,625
  Comcast Corp., Class A (a) .......................               2,660,400         68,425,488
                                                                                 --------------
                                                                                    121,168,113
                                                                                 --------------
  COMMUNICATIONS EQUIPMENT   1.2%
  Alcatel-Lucent - ADR (France) ....................               5,952,200         76,366,726
  Motorola, Inc. ...................................               2,486,300         46,046,276
                                                                                 --------------
                                                                                    122,413,002
                                                                                 --------------
  COMPUTER HARDWARE   0.3%
  Hewlett-Packard Co. ..............................                 935,600         36,843,928
                                                                                 --------------

  DIVERSIFIED CHEMICALS   4.1%
  Bayer AG - ADR (Germany) .........................               5,229,900        300,666,951
  Du Pont (E.I.) de Nemours & Co. ..................               2,374,000        120,480,500
                                                                                 --------------
                                                                                    421,147,451
                                                                                 --------------
  ELECTRIC UTILITIES   4.3%
  American Electric Power Co., Inc. ................               2,614,400        117,281,984
  Entergy Corp. ....................................               1,978,200        195,248,340
  FirstEnergy Corp. ................................               2,045,500        127,986,935
                                                                                 --------------
                                                                                    440,517,259
                                                                                 --------------
  FOOD RETAIL   0.3%
  SUPERVALU, Inc. ..................................                 891,100         32,935,056
                                                                                 --------------

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
  GOLD   1.2%
  Newmont Mining Corp. .............................              2,761,600        124,465,312
                                                                                --------------

  HEALTH CARE EQUIPMENT   0.7%
  Boston Scientific Corp. (a) ......................              4,328,200         70,592,942
                                                                                --------------

  HOME IMPROVEMENT RETAIL   1.0%
  Home Depot, Inc. .................................              2,616,000        103,593,600
                                                                                --------------

  HOUSEHOLD PRODUCTS   1.6%
  Kimberly-Clark Corp. .............................                761,600         51,872,576
  Procter & Gamble Co. .............................              1,778,300        112,904,267
                                                                                --------------
                                                                                   164,776,843
                                                                                --------------
  HYPERMARKETS & SUPER CENTERS   1.7%
  Wal-Mart Stores, Inc. ............................              3,657,700        176,666,910
                                                                                --------------

  INDUSTRIAL CONGLOMERATES   6.2%
  General Electric Co. .............................              7,602,900        265,493,268
  Siemens AG - ADR (Germany) .......................              1,890,100        199,670,164
  Tyco International, Ltd. (Bermuda) ...............              5,740,400        176,976,532
                                                                                --------------
                                                                                   642,139,964
                                                                                --------------
  INDUSTRIAL MACHINERY   0.3%
  Ingersoll-Rand Co., Ltd., Class A (Bermuda) ......                631,600         27,354,596
                                                                                --------------

  INSURANCE BROKERS   2.3%
  Marsh & McLennan Cos., Inc. ......................              7,936,900        233,503,598
                                                                                --------------

  INTEGRATED OIL & GAS   4.3%
  ConocoPhillips ...................................              2,348,280        153,624,478
  Exxon Mobil Corp. ................................              1,370,200         98,215,936
  Occidental Petroleum Corp. .......................                683,300         31,554,794
  Royal Dutch Shell PLC, Class A - ADR (Netherlands)              2,438,200        158,507,382
                                                                                --------------
                                                                                   441,902,590
                                                                                --------------
  INTEGRATED TELECOMMUNICATION SERVICES   5.1%
  Embarq Corp. .....................................              1,034,273         57,247,011
  France Telecom - ADR (France) ....................              2,993,500         81,123,850


  Sprint Nextel Corp. ..............................              7,671,697        147,910,318
  Verizon Communications, Inc. .....................              6,440,714        241,075,925
                                                                                --------------
                                                                                   527,357,104
                                                                                --------------
  INTERNET RETAIL   0.6%
  Amazon.com, Inc. (a) .............................              1,625,300         63,614,242
                                                                                --------------

  INTERNET SOFTWARE & SERVICES   1.1%
  Yahoo!, Inc. (a) .................................              3,667,600        113,182,136
                                                                                --------------

  INVESTMENT BANKING & BROKERAGE   3.6%
  Charles Schwab Corp. .............................              8,169,200        150,966,816
  Goldman Sachs Group, Inc. ........................                113,600         22,901,760
  Merrill Lynch & Co., Inc. ........................              2,339,500        195,769,360
                                                                                --------------
                                                                                   369,637,936
                                                                                --------------
  LIFE & HEALTH INSURANCE   0.5%
  Aegon N.V. (Netherlands) .........................              2,566,200         50,836,422
                                                                                --------------

  MANAGED HEALTH CARE   0.9%
  Cigna Corp. ......................................                633,200         90,231,000
                                                                                --------------

  MOVIES & ENTERTAINMENT   4.4%
  Time Warner, Inc. ................................             13,598,200        276,723,370
  Viacom, Inc., Class B (a) ........................              4,446,500        173,591,360
                                                                                --------------
                                                                                   450,314,730
                                                                                --------------
  MULTI-LINE INSURANCE   1.0%
  Hartford Financial Services Group, Inc. ..........              1,151,340        108,870,710
                                                                                --------------

  OIL & GAS EQUIPMENT & SERVICES   1.1%
  Schlumberger, Ltd. ...............................              1,779,540        111,755,112
                                                                                --------------

  OIL & GAS STORAGE & TRANSPORTATION   0.5%
  Williams Cos., Inc. ..............................              1,863,200         50,250,504
                                                                                --------------

  OTHER DIVERSIFIED FINANCIAL SERVICES   7.9%
  Bank of America Corp. ............................              2,581,103        131,300,710
  Citigroup, Inc. ..................................              6,077,200        306,290,880
  J.P. Morgan Chase & Co. ..........................              7,590,282        374,959,931
                                                                                --------------
                                                                                   812,551,521
                                                                                --------------

  PACKAGED FOODS & MEATS   3.1%
  Cadbury Schweppes PLC - ADR (United Kingdom) .....              2,787,200        119,933,216
  ConAgra Foods, Inc. ..............................              1,332,900         33,629,067
  Kraft Foods, Inc., Class A .......................              1,354,800         43,245,216
  Unilever N.V. (Netherlands) ......................              4,901,900        127,302,343
                                                                                --------------
                                                                                   324,109,842
                                                                                --------------
  PHARMACEUTICALS   14.9%
  Abbott Laboratories ..............................              4,772,300        260,663,026
  Bristol-Myers Squibb Co. .........................              7,611,700        200,872,763
  Eli Lilly & Co. ..................................              4,012,100        211,196,944
  GlaxoSmithKline PLC - ADR (United Kingdom) .......              1,310,700         73,622,019
  Pfizer, Inc. .....................................              5,156,200        128,698,752
  Roche Holdings, Inc. - ADR (Switzerland) .........              2,242,700        199,624,521
  Sanofi Aventis - ADR (France) ....................                921,000         39,089,266
  Schering-Plough Corp. ............................             10,945,600        257,002,688
  Wyeth ............................................              3,337,000        163,246,040
                                                                                --------------
                                                                                 1,534,016,019
                                                                                --------------
  PROPERTY & CASUALTY INSURANCE   4.1%
  Chubb Corp. ......................................              2,928,900        149,520,345
  Travelers Cos., Inc. .............................              3,617,486        183,623,589
  XL Capital, Ltd., Class A (Bermuda) ..............              1,307,300         92,818,300
                                                                                --------------
                                                                                   425,962,234
                                                                                --------------
  REGIONAL BANKS   1.9%
  Fifth Third Bancorp ..............................              2,279,600         91,822,288
  PNC Financial Services Group, Inc. ...............              1,402,000        102,780,620
                                                                                --------------
                                                                                   194,602,908
                                                                                --------------
  RESTAURANTS   0.5%
  McDonald's Corp. .................................              1,310,600         57,299,432
                                                                                --------------

  SEMICONDUCTORS   2.0%
  Intel Corp. ......................................              7,244,300        143,799,355
  Micron Technology, Inc. (a) ......................              5,429,400         64,392,684
                                                                                --------------
                                                                                   208,192,039
                                                                                --------------

  SOFT DRINKS   1.7%
  Coca-Cola Co. ..............................................    3,717,700        173,542,236
                                                                               ---------------

  SPECIALIZED CONSUMER SERVICES   0.1%
  H&R Block, Inc. ............................................      696,500         15,169,770
                                                                               ---------------

  SPECIALTY STORES   0.3%
  Office Depot, Inc. (a) .....................................      861,900         28,752,984
                                                                               ---------------

  SYSTEMS SOFTWARE   1.7%
  Symantec Corp. (a) .........................................   10,402,900        177,889,590
                                                                               ---------------

  THRIFTS & MORTGAGE FINANCE   2.2%
  Freddie Mac ................................................    3,549,700        227,819,746
                                                                               ---------------

  TOBACCO   1.6%
  Altria Group, Inc. .........................................    1,923,600        162,121,008
                                                                               ---------------

  TOTAL LONG-TERM INVESTMENTS   94.9%
    (Cost $7,982,712,460) ................................................       9,793,575,286
                                                                               ---------------

  SHORT-TERM INVESTMENTS  6.0%
  REPURCHASE AGREEMENTS   4.1%
  Citigroup Global Markets, Inc. ($93,369,064 par collateralized by U.S.
    Government obligations in a pooled cash account, interest rate of
    5.27%, dated 02/28/07, to be sold on 03/01/07 at $93,382,733) ...........       93,369,064
  State Street Bank & Trust Co. ($331,557,936 par collateralized by U.S.
    Government obligations in a pooled cash account, interest rate of
    5.12%, dated 02/28/07, to be sold on 03/01/07 at $331,605,091)...........      331,557,936
                                                                               ---------------

  TOTAL REPURCHASE AGREEMENTS  ..............................................      424,927,000

  UNITED STATES GOVERNMENT AGENCY OBLIGATIONS   1.9%
  Federal National Mortgage Association Discount Notes ($190,000,000 par,
      yielding 5.25%, 03/01/07 maturity)  ...................................      190,000,000
                                                                               ---------------

  TOTAL SHORT-TERM INVESTMENTS   6.0%
    (Cost $614,927,000)......................................................      614,927,000
                                                                               ---------------

  TOTAL INVESTMENTS  100.9%
    (Cost $8,597,639,460)....................................................   10,408,502,286

  LIABILITIES IN EXCESS OF OTHER ASSETS  (0.9%)..............................      (88,990,124)
                                                                               ---------------

  NET ASSETS 100.0%..........................................................  $10,319,512,162
                                                                               ===============


  Percentages are calculated as a percentage of net assets.
  (a) Non-income producing security as this stock currently does not declare dividends.


  ADR - American Depositary Receipt

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Growth and Income Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2007

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: April 19, 2007